Taxation - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IncomeTaxDisclosure [Line Items]
Value added tax rate	6.00%
Statutory income tax rate	25.00%	25.00%	25.00%
Accumulated tax losses	¥ 308.9
Qualified High and New Technology Enterprise [Member]
IncomeTaxDisclosure [Line Items]
Tax losses carryforward expiration period	10 years
Qualified High and New Technology Enterprise [Member] | Expire in Two Thousand And Twenty Two [Member]
IncomeTaxDisclosure [Line Items]
Preferential income tax rate	15.00%
April 1, 2019 to December 31, 2021 [Member]
IncomeTaxDisclosure [Line Items]
Percentage of value added tax rate in super deduction	10.00%
United States [Member]
IncomeTaxDisclosure [Line Items]
Statutory income tax rate	21.00%	21.00%	21.00%
United States [Member] | California corporate franchise tax [Member]
IncomeTaxDisclosure [Line Items]
Statutory income tax rate	8.84%	8.84%	8.84%
Tax losses carryforward expiration period	20 years
China [Member]
IncomeTaxDisclosure [Line Items]
Tax losses carryforward expiration period	5 years
Percentage of tax deduction on qualified research and development expenses	175.00%
Percentage of additional deduction on qualified research and development expenses	75.00%
China [Member] | Qualified High and New Technology Enterprise [Member]
IncomeTaxDisclosure [Line Items]
Preferential income tax rate	15.00%
China [Member] | New Enterprise Income Tax Law [Member]
IncomeTaxDisclosure [Line Items]
Uniform tax rate for foreign investment enterprises and domestic	25.00%
Effective date of new enterprise income tax law	Jan. 01, 2008